Cover - shares	13 Months Ended
	Dec. 31, 2021	May 02, 2022
Document Information Line Items
Entity Registrant Name	GAMESQUARE ESPORTS INC.
Entity Central Index Key	0001867388
Document Type	20-F
Amendment Flag	false
Entity Voluntary Filers	No
Current Fiscal Year End Date	--11-30
Entity Well Known Seasoned Issuer	No
Entity Shell Company	false
Entity Emerging Growth Company	true
Entity Current Reporting Status	Yes
Document Period End Date	Dec. 31, 2021
Entity Filer Category	Non-accelerated Filer
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2021
Entity Ex Transition Period	false
Entity Common Stock Shares Outstanding		244,381,900
Document Annual Report	true
Document Transition Report	false
Entity Incorporation State Country Code	Z4
Entity Address Address Line 1	150 YORK STREET
Entity Address Address Line 2	SUITE 1008
Entity Address City Or Town	TORONTO
Entity Address Country	CA
Entity Address Postal Zip Code	M5H 3S5
Auditor Name	Kreston GTA LLP
Auditor Location	Markham, Canada
Security 12g Title	Common Shares
Trading Symbol	GMSQF
Entity Interactive Data Current	No
Document Shell Company Report	false
Document Registration Statement	false
Entity Other Identification Type	true
Document Accounting Standard	International Financial Reporting Standards
Entity Address State Or Province	ON
Auditor Firm Id	6644
Business Contact [Member]
Document Information Line Items
Entity Address Address Line 1	150 YORK STREET
Entity Address Address Line 2	SUITE 1008
Entity Address City Or Town	TORONTO
Entity Address Postal Zip Code	M5H 3S5
City Area Code	647
Local Phone Number	670-2500
Contact Personnel Email Address	KEVIN@GAMESQUARE.COM
Contact Personnel Name	KEVIN WRIGHT
Entity Address State Or Province	ON